Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 16,103	$ 8,207
Restricted cash		20,894
Short-term marketable securities		5,124	3,151
Trade receivables, net		39,509	30,222
Prepaid expenses		648	462
Other current assets		4,224	2,544
Total current assets		86,502	44,586
Property and equipment, net		3,393	2,341
Intangible assets, net		9,353	11,276
Goodwill		16,953	17,276
Deferred tax assets			357
Other long-term assets		1,203	1,297
Total Assets		117,404	77,133
Current liabilities:
Accounts payable		63,320	40,166
Debt for forward share purchase agreements		34,059
Notes payable		1,716
Notes payable due to related parties		9,414
Deferred consideration for the acquisition			3,005
Deferred consideration for the acquisition due to related parties			3,245
Current portion of bank and other borrowings		11,243	4,686
Deferred revenue		1,397	1,500
Preference shares		683
Preference shares due to related parties		1,847
Payroll and payroll related accrued liabilities		1,038	1,020
Other current liabilities		1,229	1,009
Total current liabilities		125,946	54,631
Long-term portion of bank and other borrowings		16,134	9,125
Long-term portion of notes payable due to related parties		7,500
Long-term portion of employee benefit obligation		1,398	1,147
Long-term portion of preference shares			495
Long-term portion of preference shares due to related parties			1,339
Deferred consideration for the acquisitions			1,553
Deferred consideration for the acquisitions due to related parties			1,150
Deferred tax liabilities		2,045	2,476
Other long-term liabilities		3,155	291
Total Liabilities		156,178	72,207
Commitments and contingencies (Note 20)
Stockholders’ equity (deficit):
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 and 11,644,561 shares authorized as of December 31, 2019 and 2018, respectively; 19,977,113 and 10,687,106 shares issued and outstanding as of December 31, 2019 and 2018, respectively	[1]	2	1
Additional paid-in capital	[1]	2,143	10,186
Accumulated other comprehensive income		74	31
Accumulated deficit		(40,993)	(5,292)
Total stockholders’ equity (deficit)		(38,774)	4,926
Total liabilities and stockholders’ equity (deficit)		$ 117,404	$ 77,133

[1]	Amounts as of December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.